Annual Fund Operating Expenses	Dec. 31, 2025
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.24%)	[1]
Net Expenses (as a percentage of Assets)	0.88%
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.36%)	[2]
Net Expenses (as a percentage of Assets)	0.88%
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.19%)	[3]
Net Expenses (as a percentage of Assets)	0.89%
Bitwise Web3 ETF | Bitwise Web3 ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Bitwise COIN Option Income Strategy ETF | Bitwise COIN Option Income Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.96%
Bitwise CRCL Option Income Strategy ETF | Bitwise CRCL Option Income Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.96%
Bitwise Ethereum Option Income Strategy ETF | Bitwise Ethereum Option Income Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.96%
Bitwise GME Option Income Strategy ETF | Bitwise GME Option Income Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.96%
Bitwise MARA Option Income Strategy ETF | Bitwise MARA Option Income Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.96%
Bitwise MSTR Option Income Strategy ETF | Bitwise MSTR Option Income Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.96%
Bitwise Bitcoin Standard Corporations ETF | Bitwise Bitcoin Standard Corporations ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Bitwise Crypto Industry Innovators ETF | Bitwise Crypto Industry Innovators ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Bitwise Bitcoin Option Income Strategy ETF | Bitwise Bitcoin Option Income Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Acquired Fund Fees and Expenses	0.02%	[4]
Net Expenses (as a percentage of Assets)	0.97%
Bitwise BITQ Option Income Strategy ETF | Bitwise BITQ Option Income Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Acquired Fund Fees and Expenses	0.02%	[5]
Net Expenses (as a percentage of Assets)	0.97%

[1]	The Fund’s investment adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, taxes, interest, and extraordinary expenses) do not exceed 0.85% of average daily net assets until May 1, 2027. This Agreement may be terminated by the Trust, on behalf of the Fund, at any time and by the Fund’s investment adviser after May 1, 2027 upon sixty (60) days’ written notice to the Fund.
[2]	The Fund’s investment adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, taxes, interest, and extraordinary expenses) do not exceed 0.85% of average daily net assets until May 1, 2027. This Agreement may be terminated by the Trust, on behalf of the Fund, at any time and by the Fund’s investment adviser after May 1, 2027 upon sixty (60) days’ written notice to the Fund.
[3]	The Fund’s investment adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, taxes, interest, and extraordinary expenses) do not exceed 0.85% of average daily net assets until May 1, 2027. This Agreement may be terminated by the Trust, on behalf of the Fund, at any time and by the Fund’s investment adviser after May 1, 2027 upon sixty (60) days’ written notice to the Fund.
[4]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[5]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.